Share Capital (Details) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Par value per share	₪ 0.1
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	180,000,000	180,000,000
Par value per share	₪ 0.1	₪ 0.1